UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F


FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: _______September 2009______

Check here if Amendment 		[X]; Amendment Number: ______
This Amendment (Check only one.): 	[ ] is a restatement.
[X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	 ____Mohican Financial Management, LLC_______
Address: _____21 Railroad Ave, Suite 35________________
 _____Cooperstown, NY 13326_________________
 __________________________________________


Form 13F File Number: 28-12023_____


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	 ___Eric Hage_______________________________
Title:	 ___Chief Investment Officer___________________
Phone:	 ___607.547.1357_____________________________


Signature, Place, and Date of Signing:


____Eric Hage__ ____Cooperstown, NY__ ____October 26, 2009___


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	 _______NONE________
Form 13F Information Table Entry Total:	 ________75__________
Form 13F Information Table Value Total:  ______231,428_________
                                             (thousands)



Name Of Issuer Title of Class
Cusip
Number
Value
(x1000)
Shr/Prn
Amount
SH
PRN
PUT
CALL
Investment
Discretion
Other
Managers Sole Shared Other



AAR CORP -W/RTS TO PUR C/STK
CONVERTIBLE CORPORATE BONDS
000361AH8 3,106 3,200,000
PRN  Sole  3,200,000

ALASKA COMMUNICATIONS SYSTEMS
CONVERTIBLE SUB NOTE
01167PAB7 4,681 5,000,000
PRN  Sole  5,000,000

AMERICAN MED SYS HLDGS INC
CONVERTIBLE CORPORAT
02744MAA6 1,026 973,000
PRN Sole 973,000

AMERICAN MED SYS HLDGS INC
CONVERTIBLE CORPORAT
02744MAB4 6,521 6,046,000
PRN Sole 6,046,000

AMR CORP
CONVERTIBLE CORPORAT
001765BC9 3,990 4,000,000
PRN Sole 4,000,000

ATS MEDICAL INC
CONVERTIBLE CORPORATE BONDS
002083AB9 2,533 2,585,000
PRN  Sole  2,585,000

ATS MEDICAL INC
CONVERTIBLE CORPORATE BONDS
002083AA1 394 400,000
PRN  Sole  400,000

BIOMARIN PHARMACEUTICAL INC
CONVERTIBLE CORPORAT
09061GAC5 5,637 4,546,000
PRN Sole 4,546,000

BIOVAIL CORP
CONVERTIBLE CORPORAT
09067JAC3 4,910 4,000,000
PRN Sole 4,000,000

C&D TECHNOLOGIES INC
CONVERTIBLE CORPORATE BONDS
124661AD1 1,061 1,500,000
PRN  Sole  1,500,000

CACI INTL INC
CONVERTIBLE CORPORATE BONDS
127190AC0 649 625,000
PRN  Sole  625,000

CACI INTL INC
CONVERTIBLE CORPORATE BONDS
127190AD8 4,125 3,920,000
PRN  Sole  3,920,000

CBIZ Inc
CONVERTIBLE CORPORATE BONDS
124805AA0 672 700,000
PRN  Sole  700,000

CBIZ Inc
CONVERTIBLE CORPORATE BONDS
124805AB8 6,528 6,800,000
PRN  Sole  6,800,000

CHEMED CORPORATION
CONVERTIBLE CORPORAT
16359RAC7 4,525 5,500,000
PRN Sole 5,500,000

CEPHALON INC
CONVERTIBLE CORPORAT
156708AP4 1,326 1,000,000
PRN Sole 1,000,000

CMS ENERGY CORP
CONVERTIBLE CORPORAT
125896AW0 1,109 1,000,000
PRN Sole 1,000,000

COMTECH TELECOMMUNICATION
CONVERTIBLE CORPORAT
205826AE0 2,228 2,000,000
PRN Sole 2,000,000

Coinstar Inc Sr. Nt
Conv CONVERTIBLE SUB NOTE
19259PAF9 1,629 1,500,000
PRN Sole 1,500,000

COVANTA HOLDING
CONVERTIBLE CORPORAT
22282EAB8 2,195 2,000,000
PRN Sole 2,000,000

CUBIST PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
229678AC1 4,714 5,000,000
PRN  Sole  5,000,000

DECODE GENETICS INC
CONVERTIBLE CORPORATE BONDS
243586AB0 147 1,100,000
PRN  Sole  1,100,000

EARTHLINK INC
CONVERTIBLE CORPORATE BONDS
270321AA0 7,433 6,750,000
PRN  Sole  6,750,000

EMPIRE RESORTS INC
CONVERTIBLE CORPORATE BONDS
292052AB3 310 1,000,000
PRN  Sole  1,000,000

ENDO PHARMA HLDGS INC
CONVERTIBLE CORPORATE BONDS
29264FAA4 955 1,000,000
PRN  Sole  1,000,000

ENERSYS
CONVERTIBLE CORPORATE BONDS
29275YAA0 2,554 2,873,000
PRN  Sole  2,873,000

EPICOR SOFTWARE CORP
CONVERTIBLE CORPORATE BONDS
29426LAA6 4,800 6,000,000
PRN  Sole  6,000,000

EQUINIX INC
CONVERTIBLE CORPORATE BONDS
29444UAH9 4,717 3,625,000
PRN  Sole  3,625,000

FISHER SCIENTIFIC INC
CONVERTIBLE CORPORATE BONDS
39153LAB2 1,852 1,000,000
PRN  Sole  1,000,000

WILSON GREATBATCH TECHS INC
CONVERTIBLE CORPORAT
39153LAB2 3,158 3,500,000
PRN Sole 3,500,000

GAYLORD ENTERTAINMENT CO
CONVERTIBLE CORPORAT
367905AE6 3,805 4,000,000
PRN Sole 4,000,000

GOLDCORP INC
CONVERTIBLE CORPORAT
380956AA0 4,450 4,000,000
PRN Sole 4,000,000

INGERSOLL-RAND GLOBAL HLDG CO
CONVERTIBLE CORPORATE BONDS
45687AAD4 11,603 6,500,000
PRN  Sole  6,500,000

INCYTE PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
45337CAH5 1,569 1,500,000
PRN  Sole  1,500,000

ISIS PHARMACEUTICALS INC DEL
CONVERTIBLE SUB NOTE
464337AE4 5,986 5,100,000
PRN  Sole  5,100,000

JAGUAR MINING INC
CONVERTIBLE SUB NOTE
47009MAG8 923 1,000,000
PRN  Sole  1,000,000

KINETIC CONCEPTS INC
CONVERTIBLE CORPORAT
52324WAA7 1,935 2,000,000
PRN Sole 2,000,000

LECROY CORP
CONVERTIBLE CORPORAT
52324WAA7 588 1,000,000
PRN Sole 1,000,000

LECROY CORP
CONVERTIBLE CORPORAT
52324WAB5 2,797 4,750,000
PRN Sole 4,750,000

LIVE NATION INC
CONVERTIBLE CORPORAT
538034AA7 1,606 2,250,000
PRN Sole 2,250,000

LIVE NATION INC
CONVERTIBLE CORPORAT
538034AB5 911 1,250,000
PRN Sole 1,250,000

MENTOR GRAPHICS CORP
CONVERTIBLE CORPORATE BONDS
587200AF3 3,557 3,700,000
PRN  Sole  3,700,000

MYLAN INC
CONVERTIBLE CORPORATE BONDS
628530AH0 5,480 4,000,000
PRN  Sole  4,000,000

NEWELL RUBBERMAID INC
CONVERTIBLE CORPORAT
651229AH9 1,481 750,000
PRN Sole 750,000

NEWPORT CORP
CONVERTIBLE CORPORAT
651824AA2 440 500,000
PRN Sole 500,000

NEWPORT CORP
CONVERTIBLE CORPORAT
651824AB0 2,244 2,550,000
PRN Sole 2,550,000

NETWORK EQUIP TECH INC
CONVERTIBLE CORPORAT
641208AA1 178 229,000
PRN Sole 229,000

NOVAMED EYECARE INC
CONVERTIBLE CORPORAT
66986WAA6 2,347 2,750,000
PRN Sole 2,750,000

NUVASIVE INC
CONVERTIBLE CORPORATE BONDS
670704AA3 2,542 2,324,000
PRN  Sole  2,324,000

ON SEMICONDUCTOR
CONVERTIBLE CORPORATE BONDS
682189AD7 9,162 7,250,000
PRN  Sole  7,250,000

PENSON WORLDWIDE INC
CONVERTIBLE CORPORATE BONDS
709600AA8 2,513 2,000,000
PRN   Sole   2,000,000

PDL BIOPHARMA INC
CONVERTIBLE CORPORAT
74369LAF0 4,777 5,000,000
PRN Sole 5,000,000

PHH CORP
CONVERTIBLE CORPORAT
693320AJ2 1,547 1,500,000
PRN Sole 1,500,000

PROSHARES TR
COMMON STOCKS
74347R297 1,980 45,000
SH Sole 45,000

PSS WORLD MEDICAL INC
CONVERTIBLE CORPORATE BONDS
69366AAC4 3,110 2,650,000
PRN   Sole   2,650,000

REGIS CORPORATION
CONVERTIBLE CORPORAT
758932AA5 5,568 4,500,000
PRN Sole 4,500,000

SEAGATE TECHNOLOGY HOLDINGS
CONVERTIBLE CORPORAT
577729AE6 3,234 3,000,000
PRN Sole 3,000,000

SMITH & WESSON HOLDINGS
CONVERTIBLE CORPORAT
8331756AB7 2,561 2,750,000
PRN Sole 2,750,000

SONIC AUTOMOTIVE INC-CL A
CONVERTIBLE CORPORAT
83545GAQ5 2,510 3,000,000
PRN Sole 3,000,000

SONOSITE INC
CONVERTIBLE CORPORAT
83568GAA2 1,732 1,795,000
PRN Sole 1,795,000

SPARTAN STORES INC
CONVERTIBLE CORPORAT
846822AD6 992 1,322,000
PRN Sole 1,322,000

SPARTAN STORES INC
CONVERTIBLE CORPORAT
846822AE4 3,262 4,335,000
PRN Sole 4,335,000

SYMMETRICOM INC
CONVERTIBLE CORPORAT
871543AB0 1,382 1,535,000
PRN Sole 1,535,000

SYNNEX CORP
CONVERTIBLE SUB NOTE
87162WAA8 5,776 4,750,000
PRN 4,750,000

THERMO FISHER SCIENTIFIC INC
CONVERTIBLE CORPORAT
338032AW5 1,853 1,000,000
PRN Sole 1,000,000

TEREX CORP
CONVERTIBLE SUB NOTE
880779AV5 2,848 2,000,000
PRN Sole 2,000,000

TEXTRON INC
CONVERTIBLE SUB NOTE
883203BN0 4,895 3,000,000
PRN Sole 3,000,000

TAKE TWO INERACTIVE SOFTWARE
CONVERTIBLE CORPORAT
874054AA7 3,600 2,900,000
PRN Sole 2,900,000

United Auto Group Inc
CONVERTIBLE CORPORATE BONDS
909440AH2 4,261 4,250,000
PRN  Sole  4,250,000

VEECO INSTRS INC DEL
CONVERTIBLE CORPORATE BONDS
922417AC4 3,113 3,000,000
PRN  Sole  3,000,000

VIROPHARMA INC
CONVERTIBLE CORPORAT
928241AH1 5,434 7,150,000
PRN Sole 7,150,000

WEBMD CORP
CONVERTIBLE CORPORAT
94769MAG0 5,263 5,030,000
PRN Sole 5,030,000

WORLD ACCEPTANCE CORP-DEL
CONVERTIBLE CORPORAT
981417AA6 304 350,000
PRN Sole 350,000

WORLD ACCEPTANCE CORP-DEL
CONVERTIBLE CORPORAT
981417AB4 2,514 2,895,000
PRN Sole 2,895,000

WRIGHT MEDICAL GROUP INC
CONVERTIBLE CORPORATE BONDS
98235TAA5 3,288 3,896,000
PRN  Sole  3,896,000

Rows - 75
Number of other managers - 0